Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Cash flows from operating activities
Net loss	$ (102,303)	$ (52,727)	$ (51,968)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	5,695	5,066	3,150
Amortization of deferred contract acquisition costs	21,374	12,731	8,417
Stock-based compensation expense	39,942	12,742	18,886
Deferred income taxes	3,621	(323)	663
Other	69	1	30
Changes in operating assets and liabilities, net of impact of business acquisitions:
Accounts receivable, net	(29,804)	(21,606)	(11,128)
Deferred contract acquisition costs	(30,006)	(20,497)	(12,290)
Prepaid expenses and other current assets	(18,049)	(6,920)	(3,707)
Other assets	(3,292)	(8,502)	600
Accounts payable	2,226	(23)	(241)
Accrued expenses and other liabilities	10,872	5,380	1,935
Accrued compensation and benefits	3,842	8,045	2,595
Deferred revenue	71,876	45,814	26,951
Net cash used in operating activities	(23,937)	(20,819)	(16,107)
Cash flows from investing activities
Purchases of property and equipment	(3,447)	(2,968)	(843)
Purchases of short-term investments			(15,000)
Maturities of short-term investments		15,000
Business acquisitions, net of cash acquired	(1,986)	(3,702)	(4,488)
Other	(2,850)
Net cash (used in) provided by investing activities	(8,283)	8,330	(20,331)
Cash flows from financing activities
Proceeds from the issuance of redeemable convertible preference shares, net of issuance costs			57,806
Net proceeds from issuance of ordinary shares in initial public offering	269,514
Proceeds from issuance of ordinary shares upon exercise of stock options	18,552	2,337	2,086
Proceeds from the issuance of ordinary shares related to early exercise of stock options		1,566
Repurchase of ordinary shares		(344)	(25)
Repurchase of early exercised options	(500)
Repayment of notes payable	(106)	(132)	(106)
Payment of deferred offering costs	(5,672)		(194)
Net cash provided by financing activities	281,788	3,427	59,761
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(897)	781	(635)
Net increase (decrease) in cash, cash equivalents, and restricted cash	248,671	(8,281)	22,688
Cash, cash equivalents, and restricted cash, beginning of period	51,609	59,890	37,202
Cash, cash equivalents, and restricted cash, end of period	300,280	51,609	59,890
Supplemental disclosures of cash flow information
Cash paid for income taxes	3,067	3,189	1,442
Cash paid for interest	9	14	21
Supplemental disclosures of non-cash investing and financing information
Purchases of property and equipment included in accounts payable	157	6	69
Vesting of early exercised stock options	1,019	109	109
Vesting of shares subject to repurchase	$ 449
Issuance of ordinary shares for business acquisition		12,410	$ 5,708
Deferred offering costs accrued, unpaid		$ 242